401(k) Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
401(k) plan, Employer contribution amount	$ 898	$ 658	$ 424